Expense Example	Feb. 27, 2026 USD ($)
THIRD AVENUE VALUE FUND | THIRD AVENUE VALUE FUND Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
THIRD AVENUE VALUE FUND | THIRD AVENUE VALUE FUND Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
THIRD AVENUE VALUE FUND | THIRD AVENUE VALUE FUND Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	599
Expense Example, with Redemption, 10 Years	1,327
THIRD AVENUE SMALL-CAP VALUE FUND | THIRD AVENUE SMALL-CAP VALUE FUND Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	685
Expense Example, with Redemption, 10 Years	1,516
THIRD AVENUE SMALL-CAP VALUE FUND | THIRD AVENUE SMALL-CAP VALUE FUND Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	470
Expense Example, with Redemption, 5 Years	817
Expense Example, with Redemption, 10 Years	1,796
THIRD AVENUE SMALL-CAP VALUE FUND | THIRD AVENUE SMALL-CAP VALUE FUND Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,445
THIRD AVENUE REAL ESTATE VALUE FUND | THIRD AVENUE REAL ESTATE VALUE FUND Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	648
Expense Example, with Redemption, 10 Years	1,431
THIRD AVENUE REAL ESTATE VALUE FUND | THIRD AVENUE REAL ESTATE VALUE FUND Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	451
Expense Example, with Redemption, 5 Years	781
Expense Example, with Redemption, 10 Years	1,712
THIRD AVENUE REAL ESTATE VALUE FUND | THIRD AVENUE REAL ESTATE VALUE FUND Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	608
Expense Example, with Redemption, 10 Years	1,348
Third Avenue International Real Estate Value Fund | Third Avenue International Real Estate Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	781
Expense Example, with Redemption, 10 Years	1,769
Third Avenue International Real Estate Value Fund | Third Avenue International Real Estate Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	912
Expense Example, with Redemption, 10 Years	2,042
Third Avenue International Real Estate Value Fund | Third Avenue International Real Estate Value Fund Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	$ 1,708